Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
273,038	Schwab U.S. TIPS ETF	$14,637,567	2.0
106,613	Vanguard Value ETF	14,724,322	2.0

	Total Exchange-Traded Funds
	(Cost $29,363,137)	29,361,889	4.0

MUTUAL FUNDS: 96.0%
	Affiliated Investment Companies: 96.0%
1,426,718	Voya Emerging Markets Index Portfolio - Class I	14,566,796	2.0
4,084,346	Voya International Index Portfolio - Class I	43,906,717	6.0
1,316,911	Voya RussellTM Mid Cap Index Portfolio - Class I	14,815,245	2.0
7,084,550	Voya Short Term Bond Fund - Class R6	65,815,467	9.0
37,828,509	Voya U.S. Bond Index Portfolio - Class I	352,183,421	47.9
12,638,644	Voya U.S. Stock Index Portfolio - Class I	214,225,021	29.1

	Total Mutual Funds
	(Cost $757,554,555)	705,512,667	96.0

	Total Investments in Securities (Cost $786,917,692)	$734,874,556	100.0
	Liabilities in Excess of Other Assets	(57,403)	–
	Net Assets	$734,817,153	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$29,361,889	$–	$–	$29,361,889
Mutual Funds	705,512,667	–	–	705,512,667
Total Investments, at fair value	$734,874,556	$–	$–	$734,874,556

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$15,187,604	$246,891	$(1,339,870)	$472,171	$14,566,796	$-	$153,738	$-
Voya International Index Portfolio - Class I	44,621,955	2,469	(4,114,959)	3,397,252	43,906,717	-	277,785	-
Voya RussellTM Mid Cap Index Portfolio - Class I	14,392,136	1,183,929	(1,548,971)	788,151	14,815,245	-	(173,524)	-
Voya Short Term Bond Fund - Class R6	66,941,531	2,609,027	(4,645,930)	910,839	65,815,467	551,625	(339,360)	-
Voya U.S. Bond Index Portfolio - Class I	353,800,206	10,790,875	(22,124,584)	9,716,924	352,183,421	3,132,687	(2,826,348)	-
Voya U.S. Stock Index Portfolio - Class I	207,596,897	7,843,342	(15,938,963)	14,723,745	214,225,021	-	732,172	-
	$702,540,329	$22,676,533	$(49,713,277)	$30,009,082	$705,512,667	$3,684,312	$(2,175,537)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $800,714,387.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$7,063,970
Gross Unrealized Depreciation	(72,903,801)
Net Unrealized Depreciation	$(65,839,831)